Subsequent Events (Details Narrative) - CAD ($)							12 Months Ended
	Nov. 01, 2018	Sep. 01, 2018	May 26, 2017	Nov. 30, 2016	Feb. 29, 2016	Feb. 02, 2016	Aug. 31, 2018
Disclosure of non-adjusting events after reporting period [line items]
Description of consolidation basis common share			Common shares on the basis of one (1) new share for every ten (10) old shares.		Each unit was comprised of one (1) common share and one (1) common share purchase warrant.	Common shares on the basis of one (1) new share for every ten (10) old shares.	One (1) new share for every ten (10) old shares
Warrant exercise price (in dollars per share)				$ 10.00
Gross proceeds of private placement				$ 50,000
Subsequent Events [Member]
Disclosure of non-adjusting events after reporting period [line items]
Description of consolidation basis common share	Consolidation (the “Consolidation”) of its common shares on the basis of 1.4 pre-consolidated common shares for 1 post-consolidated common share
Number of shares issued	60,746,202
Deemed price (in dollars per share)	$ 0.44
Number of warrants issued to unitholders and warrant holders	5,446,202
Warrant exercise price (in dollars per share)	$ 0.55
Gross proceeds of private placement	$ 1,646,050
Subscription receipt (in dollars per share)	$ 0.44
Subsequent Events [Member] | Debt Settlement Agreements [Member] | Creditors [Member]
Disclosure of non-adjusting events after reporting period [line items]
Warrant exercise price (in dollars per share)		$ 0.55
Aggregate indebtedness amount		$ 369,508
Number of unit converted debt		$ 839,790
Debt conversion units (in dollars per share)		$ 0.44
Description of conversion of debt		Each Debt Conversion Unit was comprised of one common share of Acquisition Corp. (a “Debt Conversion Share”) and one Novicius AcquisitionCo purchase warrant (“Novicius AcquisitionCo Warrants”).
Exercisable period		24 months
Number of debt conversion shares exchanged		839,790
Number of warrants exchanged		839,790